Intangible Content Assets (Tables)	12 Months Ended
Mar. 31, 2018
Intangible Content Assets
Schedule of Intangible Content Assets
	Gross Content Assets	Accumulated Amortization	Content Assets
	(in thousands)
As at March 31, 2018
Film and content rights	$1,493,099	$(854,991)	$638,108
Content advances	349,568	—	349,568
Film productions	10,867	—	10,867
Non-current content assets	$1,853,534	$(854,991)	$998,543

As at March 31, 2017
Film and content rights	$1,430,523	$(796,058)	$634,465
Content advances	266,232	—	266,232
Film productions	3,931	—	3,931
Non-current content assets	$1,700,686	$(796,058)	$904,628

Schedule of Reconciliation of Changes in Intangible Content Assets
	As At ended March 31
	2018	2017
	(in thousands)
Film productions
Opening balance	$3,931	$4,236
Additions	10,521	5,498
Exchange difference	(17)	86
Transfer to film and content rights	(3,568)	(5,889)
Closing balance	$10,867	$3,931

Content advances
Opening balance	$266,232	$284,817
Additions (*)	221,251	236,536
Exchange difference	(1,100)	2,279
Impairment (**)	(353)	(1,625)
Transfer to film and content rights	(136,462)	(255,775)
Closing balance	$349,568	$266,232

Film and content rights
Opening balance	$634,465	$506,086
Amortization	(115,285)	(135,316)
Exchange difference	(414)	2,031
Deconsolidation (Refer Note 4)	(20,688)	—
Transfer from film productions and content advances	140,030	261,664
Closing balance	$638,108	$634,465